Options Issued to Employees (Narrative) (Details) - USD ($)			1 Months Ended	12 Months Ended			52 Months Ended	64 Months Ended
	Jun. 05, 2012	Sep. 09, 2009	Sep. 17, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option compensation expenses				$ 379,763	$ 427,004	$ 1,045,477
Unrecognized compensation cost
Stock Incentive Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares approved to be offered		525,500
Stock options granted, exercise price		$ 6.75
Stock options, vesting period		5 years
Stock options, contractual term		10 years
Stock options, annual vesting rate over next 5 years		20.00%
Grant-date fair value of options, per share		$ 3.53
Total fair value of options		$ 1,855,015
Stock options, vested							422,200	525,500
Stock options, exercised							93,700	93,700
Forfeited during the period							9,000	9,000
Stock Incentive Plan 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares approved to be offered	474,008
Stock Incentive Plan 2011 [Member] | Issued To Senior Management And Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, granted	450,016
Stock Incentive Plan 2011 [Member] | Issued To Senior Management And Directors [Member] | Vested on Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, granted	225,008
Stock options granted, exercise price	$ 7.63
Grant-date fair value of options, per share	$ 1.55
Total fair value of options	$ 348,762
Valuation assumptions, discount rate	3.07%
Valuation assumptions, expected volatility	38.00%
Valuation assumptions, expected dividends	0.00%
Stock Incentive Plan 2011 [Member] | Issued To Senior Management And Directors [Member] | Vested on January 1, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, granted	225,008
Stock options granted, exercise price	$ 2.75
Grant-date fair value of options, per share	$ 1.20
Total fair value of options	$ 270,010
Valuation assumptions, discount rate	2.50%
Valuation assumptions, expected volatility	47.00%
Valuation assumptions, expected dividends	0.00%
Stock Incentive Plan 2011 [Member] | Senior management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, granted	23,000
Stock options granted, exercise price	$ 4.45
Grant-date fair value of options, per share	$ 2.07
Total fair value of options	$ 47,610
Valuation assumptions, discount rate	3.15%
Valuation assumptions, expected volatility	45.00%
Valuation assumptions, expected dividends	0.00%
Stock Incentive Plan 2011 [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, granted			10,000
Stock options granted, exercise price			$ 3.77
Grant-date fair value of options, per share			$ 1.68
Total fair value of options			$ 16,800
Valuation assumptions, discount rate			2.41%
Valuation assumptions, expected volatility			46.00%
Valuation assumptions, expected dividends			0.00%